Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Consumer Staples Fund	FDAGX	FDTGX	FDBGX	FDCGX	FDIGX
Fidelity Advisor Gold Fund	FGDAX	FGDTX	FGDBX	FGDCX	FGDIX
Fidelity Advisor Materials Fund	FMFAX	FMFTX	FMFBX	FMFCX	FMFEX
Fidelity Advisor Telecommunications Fund	FTUAX	FTUTX	FTUBX	FTUCX	FTUIX

Fidelity Advisor Consumer Staples Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Consumer Staples Portfolio; Fidelity Advisor Gold Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Gold Portfolio; Fidelity Advisor Materials Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Materials Portfolio; and Fidelity Advisor Telecommunications Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between each fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the funds, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contracts section on page 44:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

FASFB-13-01  August 1, 2013
1.848947.111

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 26.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 30.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELCI-13-03  August 1, 2013
1.911519.110

Supplement to the
Fidelity® Select Portfolios® Consumer Discretionary Sector
April 29, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for Automotive Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Annie Rosen (portfolio manager) has managed the fund since July 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 26.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information for Michael Weaver found in the "Fund Management" section on page 30.

Annie Rosen is portfolio manager of Automotive Portfolio, which she has managed since July 2013. Since joining Fidelity in 2003, Ms. Rosen has worked as a research associate, research analyst and portfolio manager.

The following information replaces similar information found in the Fund Management section on page 30.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELCON-13-04  August 1, 2013
1.913699.107

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for Brokerage and Investment Management Portfolio and Financial Services Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 8 and 13, respectively.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information replaces similar information for Insurance Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 16.

Court Dignan (co-manager) has managed the fund since September 2009.

Peter Deutsch (co-manager) has managed the fund since June 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 23.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 27.

Christopher Lee is portfolio manager of Brokerage and Investment Management Portfolio and Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Court Dignan found in the "Fund Management" section on page 27.

Court Dignan is co-manager of Insurance Portfolio, which he has managed since September 2009. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Dignan has worked as an associate within Fidelity Capital Investors, as a research analyst, and portfolio manager.

Peter Deutsch is co-manager of Insurance Portfolio, which he has managed since June 2013. Prior to joining Fidelity in 2010 as an equity research analyst, Mr. Deutsch received his MBA from the Stanford Graduate School of Business in 2010 and served as an associate for Oaktree Capital Management in Los Angeles, California from 2006 to 2008.

The following information replaces similar information found in the Fund Management section on page 27.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELFIN-13-04  August 1, 2013
1.916419.111

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 23.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 27.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELHC-13-03  August 1, 2013
1.918629.104

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 21.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELMT-13-02  August 1, 2013
1.918620.102

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 24.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELNR-13-03  August 1, 2013
1.913321.106

Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environment and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between each fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the funds, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contracts section on page 65:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

Christopher Lee has replaced Benjamin Hesse as the Portfolio Manager of Brokerage and Investment Management Portfolio and Financial Services Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Lee as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,753	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,353	none	none

* Includes Brokerage and Investment Management Portfolio ($717 (in millions) assets managed) and Financial Services Portfolio ($680 (in millions) assets managed).

SELB-13-06  August 1, 2013
1.475630.174
Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of May 31, 2013
Christopher Lee	Brokerage and Investment Management Portfolio	none
	Financial Services Portfolio	none

The following information supplements information found in the "Management Contracts" section beginning on page 65.

The following table provides information relating to other accounts managed by Mr. Anolic as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,074	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Pharmaceuticals Portfolio ($1,074 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2013
Asher Anolic	Pharmaceuticals Portfolio	$10,001 - $50,000

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 26.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 30.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELTEC-13-03  August 1, 2013
1.918659.105

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 18.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELTS-13-04  August 1, 2013
1.918618.105

Supplement to the Fidelity Advisor® Consumer Staples Fund
Institutional Class
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 24.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

ACSFI-13-02  August 1, 2013
1.855552.107

Supplement to the Fidelity Advisor® Consumer Staples Fund
Class A, Class T, Class B, and Class C
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 26.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

ACSF-13-02  August 1, 2013
1.847521.109

Supplement to the
Fidelity Advisor® Gold Fund
Institutional Class
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 19.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 26.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AGLDI-13-02  August 1, 2013
1.853418.109

Supplement to the
Fidelity Advisor® Gold Fund
Class A, Class T, Class B, and Class C
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 19.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 27.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AGLD-13-02  August 1, 2013
1.847523.111

Supplement to the

Fidelity Advisor® International Real Estate Fund

Class A (FIRAX), Class T (FIRTX), Class B (FIRBX), Class C (FIRCX), and Institutional Class (FIRIX)

Classes of shares of Fidelity® International Real Estate Fund

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

December 14, 2012

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between the fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the fund, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contract section on page 46:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

AIRE-AIREIB-13-01  August 1, 2013
1.881503.104

Supplement to the
Fidelity Advisor® International Real Estate Fund
Institutional Class
December 14, 2012
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 24.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AIREI-13-02  August 1, 2013
1.855554.108

Supplement to the
Fidelity Advisor® International Real Estate Fund
Class A, Class T, Class B, and Class C
December 14, 2012
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 26.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AIRE-13-02  August 1, 2013
1.855555.109

Supplement to the
Fidelity Advisor® Materials Fund
Institutional Class
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 24.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AMFI-13-02  August 1, 2013
1.855559.108

Supplement to the
Fidelity Advisor® Materials Fund
Class A, Class T, Class B, and Class C
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 26.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

AMF-13-02  August 1, 2013
1.847525.110

Supplement to the
Fidelity Advisor® Telecommunications Fund
Institutional Class
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 24.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

ATLCI-13-03  August 1, 2013
1.845215.110

Supplement to the
Fidelity Advisor® Telecommunications Fund
Class A, Class T, Class B, and Class C
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 26.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

ATLC-13-03  August 1, 2013
1.845214.112

Supplement to the
Fidelity® International Real Estate Fund
December 14, 2012
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 24.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

IRE-13-02  August 1, 2013
1.808406.113

Supplement to the

Fidelity® International Real Estate Fund (FIREX)

A Class of shares of Fidelity International Real Estate Fund

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

December 14, 2012

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between the fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the fund, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contract section on page 46:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

IREB-13-01  August 1, 2013
1.811497.109

Supplement to the
Fidelity® Real Estate Investment Portfolio
December 14, 2012
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 24.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

REA-13-02  August 1, 2013
1.734044.112

Supplement to the

Fidelity® Real Estate Investment Portfolio (FRESX)

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

December 14, 2012

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between the fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the fund, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contract section on page 36:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

REAB-13-01  August 1, 2013
1.712071.113

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Sector
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 10.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 14.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELCS-13-02  August 1, 2013
1.918665.102

Supplement to the
Fidelity® Select Portfolios®
Utilities Sector
April 29, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 10.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the Fund Management section on page 14.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

SELUTL-13-02  August 1, 2013
1.918622.102

Supplement to the
Fidelity® Telecom and Utilities Fund
April 1, 2013
Prospectus

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between the fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information found in the Fund Management section on page 23.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

UIF-13-01  August 1, 2013
1.733971.116

Supplement to the

Fidelity® Telecom and Utilities Fund (FIUIX)

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2013

Effective August 1, 2013, the fund will be managed by Fidelity SelectCo, LLC (SelectCo) pursuant to a management contract between the fund and SelectCo. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of the fund's management fee, which will be paid to SelectCo, will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

Also effective August 1, 2013, in connection with the establishment of a separate board to oversee the Fidelity funds managed by SelectCo (SelectCo funds), the Board of Trustees of the the fund, is comprised of Ronald P. O'Hanley, Ned C. Lautenbach, David A. Rosow, Garnett A. Smith, William S. Stravropoulos, and Michael E. Wiley, each of whom has been elected by shareholders. Messrs. Rosow, Smith and Wiley oversee 64 funds managed by SelectCo and Messrs. O'Hanley, Lautenbach and Stavropoulos oversee 230 SelectCo and Fidelity funds.

The following information replaces similar information in the Management Contract section on page 37:

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which SelectCo or Fidelity Management & Research Company has management contracts.

UIFB-13-01  August 1, 2013
1.712214.116